Expense Example {- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® Income Fund - Fidelity Freedom Income Fund - Retail Class	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 48
3 years	150
5 years	261
10 years	$ 588